Taxation - Components of Tax Expense (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Major components of tax expense (income) [abstract]
Current tax expense	$ 945	$ 302
Deferred tax expense (benefit)	662	(231)
Total tax expense	$ 1,607	$ 71